Fair value measurements - Transfers between levels (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Fair value measurements
Fair value liabilities, transfer from level 1 to level 2	$ 0
Fair value liabilities, transfer from level 2 to level 1	0
Fair value liabilities, transfers from level 3	$ 0	$ 0